Shareholder Report, Line Graph (Details) 207747_Franklin International Low Volatility High Dividend Index ETF_Single Class_TSR Annual {Single Class} - USD ($)											12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Jul. 27, 2016	Mar. 31, 2026
Franklin International Low Volatility High Dividend Index ETF
Account Value [Line Items]
Line Graph and Table Measure Name											Franklin International Low Volatility High Dividend Index ETF (NAV)
Accumulated Value	$ 21,417	$ 18,724	$ 15,656	$ 14,647	$ 13,152	$ 10,315	$ 12,122	$ 11,345	$ 11,116	$ 10,000	$ 28,069
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World ex-U.S. Index-NR
Accumulated Value	17,166	16,181	14,287	15,050	15,277	10,225	12,111	12,644	10,850	10,000	$ 21,443
Franklin International Low Volatility High Dividend Hedged Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Franklin International Low Volatility High Dividend Hedged Index-NR
Accumulated Value	22,276	19,387	16,162	15,043	13,464	10,517	12,341	11,531	11,255	10,000	$ 29,273
MSCI World ex U.S. IMI (Local) Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI World ex U.S. IMI (Local) Index-NR
Accumulated Value	$ 19,913	$ 18,951	$ 16,073	$ 15,797	$ 14,792	$ 10,625	$ 12,255	$ 11,982	$ 11,302	$ 10,000	$ 23,913